BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Trade receivables and prepaid expenses	$ 1,538	$ 745
Trade payables and accrued expenses	$ 707	$ 1,968